The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Most relevant vesting periods for the grants outstanding	49.70%	57.30%
[custom:MostRelevantVestingPeriodsForGrantsOutstanding1-0]	44.50%	35.00%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMinimum-0]	68.00%	62.40%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMaximum-0]	75.00%	74.20%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMinimum1-0]	17.00%	21.40%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMaximum1-0]	19.00%	23.00%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMinimum2-0]	0.06%
[custom:MostRelevantVestingPeriodsForGrantsOutstandingMaximum2-0]	0.11%
[custom:MostRelevantVestingPeriodsForGrantsOutstanding2-0]		0.41%
Description of awards vesting period	Up to 7.4 years	Up to 4.5 years